As filed with the Securities and Exchange Commission on December 18, 2009
Registration Nos. 33-54126
811-07332
______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-1A

                                             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ☒

                  Pre-Effective Amendment No.                                           ☐

                   Post-Effective Amendment No. 80                                   ☒

                                      and

                           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    ☒

                           Amendment No. 84                                                     ☒
_______________________________

BLACKROCK FUNDS III
(Exact Name of Registrant as Specified in Charter)

400 Howard Street
San Francisco, CA 94105
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-800-882-0052
_______________________________

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Name and Address of Agent for Service)
_______________________________

With copies  to:

John MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Robert Zivnuska BlackRock Institutional Trust Company, N.A. 400 Howard Street San Francisco, CA 94105
_______________________________

It is proposed that this filing will become effective (check appropriate box)

☐           immediately upon filing pursuant to paragraph (b)
☒           on January 11, 2010 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1) of Rule 485
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 80 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 84 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds III (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 11, 2010, the effectiveness of Post-Effective Amendment No. 72 under the Securities Act (Amendment No. 76 under the 1940 Act) to the Registrant’s Registration Statement, filed on May 13, 2009, pursuant to paragraph (a) of Rule 485 under the Securities Act.  The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 73 on July 24, 2009, in Post-Effective Amendment No. 74 on August 14, 2009, in Post-Effective Amendment No. 75 on August 31, 2009, in Post-Effective Amendment No. 76 on September 29, 2009, in Post-Effective Amendment No. 77 on October 28, 2009, and in Post-Effective Amendment No. 79 on November 25, 2009, each pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 80 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, BlackRock Funds III (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th day of December 2009.

              BLACKROCK FUNDS III

              By    /s/ Anne F. Ackerley
              Anne F. Ackerley
                   President and Chief Executive Officer
                                  (Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Anne F. Ackerley	President and Chief Executive Officer	December 18, 2009
Anne F. Ackerley	(Chief Executive Officer)

/s/ Neal J. Andrews	Chief Financial Officer	December 18, 2009
Neal J. Andrews

/s/ Jay M. Fife	Treasurer	December 18, 2009
Jay M. Fife

	Trustee	December 18, 2009
Richard S. Davis

Henry Gabbay*	Trustee	December 18, 2009
Henry Gabbay

David O. Beim*	Trustee	December 18, 2009
David O. Beim

Ronald W. Forbes*	Trustee	December 18, 2009
Ronald W. Forbes

Dr. Matina S. Horner*	Trustee	December 18, 2009
Dr. Matina S. Horner

Rodney D. Johnson*	Trustee	December 18, 2009
Rodney D. Johnson

	Trustee	December 18, 2009
Herbert I. London

Cynthia A. Montgomery*	Trustee	December 18, 2009
Cynthia A. Montgomery

	Joseph P. Platt, Jr.*	Trustee	December 18, 2009
Joseph P. Platt, Jr.

	Robert C. Robb, Jr.*	Trustee	December 18, 2009
Robert C. Robb, Jr.

	Toby Rosenblatt*	Trustee	December 18, 2009
Toby Rosenblatt

	Kenneth L. Urish*	Trustee	December 18, 2009
Kenneth L. Urish

	Frederick W. Winter*	Trustee	December 18, 2009
Frederick W. Winter

*By:	/s/ Edward B. Baer
Edward B. Baer (Attorney-In-Fact)

*	As Attorney-In-Fact pursuant to the power of attorney, dated December 1, 2009, as filed herein.